Quarterly Holdings Report
for
Fidelity Freedom® 2010 Fund
December 31, 2022
F10-NPRT3-0323
1.811322.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $6,043,944)	6,080,000	6,045,787

Domestic Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	1,978,259	17,270,202
Fidelity Series Blue Chip Growth Fund (c)	4,651,803	46,424,990
Fidelity Series Commodity Strategy Fund (c)	276,431	29,119,234
Fidelity Series Growth Company Fund (c)	6,226,987	85,745,609
Fidelity Series Intrinsic Opportunities Fund (c)	2,436,437	28,067,751
Fidelity Series Large Cap Stock Fund (c)	5,068,023	83,774,423
Fidelity Series Large Cap Value Index Fund (c)	1,897,013	26,159,807
Fidelity Series Opportunistic Insights Fund (c)	3,614,538	51,724,041
Fidelity Series Small Cap Discovery Fund (c)	825,967	8,168,815
Fidelity Series Small Cap Opportunities Fund (c)	2,295,096	26,783,770
Fidelity Series Stock Selector Large Cap Value Fund (c)	4,924,574	58,602,432
Fidelity Series Value Discovery Fund (c)	3,285,231	48,490,008
TOTAL DOMESTIC EQUITY FUNDS (Cost $441,526,779)		510,331,082

International Equity Funds - 17.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,263,453	42,849,135
Fidelity Series Emerging Markets Fund (c)	3,608,963	27,933,374
Fidelity Series Emerging Markets Opportunities Fund (c)	16,100,940	251,496,680
Fidelity Series International Growth Fund (c)	7,599,766	108,372,668
Fidelity Series International Small Cap Fund (c)	1,994,176	29,593,567
Fidelity Series International Value Fund (c)	10,778,217	108,105,516
Fidelity Series Overseas Fund (c)	9,962,628	108,194,137
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $590,665,738)		676,545,077

Bond Funds - 60.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	56,216,294	521,687,211
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	15,410,240	118,658,846
Fidelity Series Emerging Markets Debt Fund (c)	2,758,226	20,245,378
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	772,808	6,715,706
Fidelity Series Floating Rate High Income Fund (c)	355,094	3,117,726
Fidelity Series High Income Fund (c)	2,541,527	20,484,711
Fidelity Series International Credit Fund (c)	447,082	3,442,534
Fidelity Series International Developed Markets Bond Index Fund (c)	17,692,602	148,794,781
Fidelity Series Investment Grade Bond Fund (c)	136,763,378	1,347,119,275
Fidelity Series Long-Term Treasury Bond Index Fund (c)	25,946,295	152,045,290
Fidelity Series Real Estate Income Fund (c)	639,129	6,033,375
TOTAL BOND FUNDS (Cost $2,701,607,262)		2,348,344,833

Short-Term Funds - 8.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	6,772,495	6,773,850
Fidelity Series Government Money Market Fund 4.35% (c)(e)	250,991,702	250,991,702
Fidelity Series Short-Term Credit Fund (c)	5,780,924	55,207,826
TOTAL SHORT-TERM FUNDS (Cost $315,196,604)		312,973,378

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,055,040,327)	3,854,240,157
NET OTHER ASSETS (LIABILITIES) - 0.0%	330,732
NET ASSETS - 100.0%	3,854,570,889

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	534	Mar 2023	59,966,531	(161,751)	(161,751)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	90	Mar 2023	9,713,672	(72,397)	(72,397)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	172	Mar 2023	23,101,750	49,217	49,217

TOTAL PURCHASED					(184,931)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	164	Mar 2023	31,660,200	884,281	884,281
MSCI EAFE Index Future (United States)	204	Mar 2023	19,883,880	320,414	320,414
MSCI Emerging Markets Index Future (United States)	252	Mar 2023	12,088,440	114,253	114,253

TOTAL SOLD					1,318,948

TOTAL FUTURES CONTRACTS					1,134,017
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,045,787.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	2,322,409	51,063,795	46,612,354	82,299	28	(28)	6,773,850	0.0%
Total	2,322,409	51,063,795	46,612,354	82,299	28	(28)	6,773,850

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	486,049,066	169,679,051	92,443,028	26,274,473	(2,208,667)	(39,389,211)	521,687,211
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	136,039,987	38,097,414	26,826,119	7,505,119	(3,083,612)	(25,568,824)	118,658,846
Fidelity Series All-Sector Equity Fund	25,379,563	1,804,125	5,433,065	930,992	(770,340)	(3,710,081)	17,270,202
Fidelity Series Blue Chip Growth Fund	41,686,587	30,737,199	11,575,256	1,619,568	(1,943,687)	(12,479,853)	46,424,990
Fidelity Series Canada Fund	59,943,474	3,893,527	12,182,071	1,360,001	889,364	(9,695,159)	42,849,135
Fidelity Series Commodity Strategy Fund	71,231,816	37,580,848	41,494,541	33,607,493	(9,326,760)	(28,872,129)	29,119,234
Fidelity Series Emerging Markets Debt Fund	24,342,875	1,468,594	2,889,257	913,266	(694,558)	(1,982,276)	20,245,378
Fidelity Series Emerging Markets Debt Local Currency Fund	8,112,120	51,963	1,123,758	-	(217,088)	(107,531)	6,715,706
Fidelity Series Emerging Markets Fund	35,409,926	4,224,108	5,985,421	707,088	(767,704)	(4,947,535)	27,933,374
Fidelity Series Emerging Markets Opportunities Fund	319,040,360	39,614,076	59,960,697	6,053,655	(9,157,087)	(38,039,972)	251,496,680
Fidelity Series Floating Rate High Income Fund	4,877,760	192,926	1,744,811	186,816	(216,310)	8,161	3,117,726
Fidelity Series Government Money Market Fund 4.35%	339,130,442	47,346,526	135,485,266	3,876,801	-	-	250,991,702
Fidelity Series Growth Company Fund	103,861,204	31,763,259	24,290,969	495,582	(4,305,229)	(21,282,656)	85,745,609
Fidelity Series High Income Fund	28,892,048	1,132,466	6,498,215	1,099,419	(691,613)	(2,349,975)	20,484,711
Fidelity Series Inflation-Protected Bond Index Fund	77,340,890	459,345	76,340,878	449,738	1,969,307	(3,428,664)	-
Fidelity Series International Credit Fund	3,928,718	195,772	13,681	195,772	98	(668,373)	3,442,534
Fidelity Series International Developed Markets Bond Index Fund	147,234,284	39,052,452	21,362,932	1,180,241	(1,990,543)	(14,138,480)	148,794,781
Fidelity Series International Growth Fund	137,563,466	18,825,726	29,405,569	3,713,557	(4,548,745)	(14,062,210)	108,372,668
Fidelity Series International Small Cap Fund	38,045,891	3,508,593	5,664,766	1,796,556	(761,048)	(5,535,103)	29,593,567
Fidelity Series International Value Fund	138,952,756	15,983,692	34,762,120	3,637,159	648,843	(12,717,655)	108,105,516
Fidelity Series Intrinsic Opportunities Fund	99,326,020	17,400,733	67,125,005	17,345,188	22,698,282	(44,232,279)	28,067,751
Fidelity Series Investment Grade Bond Fund	1,690,965,140	97,482,904	284,853,008	35,085,162	(25,764,125)	(130,711,636)	1,347,119,275
Fidelity Series Large Cap Stock Fund	92,367,449	27,811,435	24,553,622	5,621,713	257,739	(12,108,578)	83,774,423
Fidelity Series Large Cap Value Index Fund	34,766,933	2,735,773	8,029,612	953,658	1,831,693	(5,144,980)	26,159,807
Fidelity Series Long-Term Treasury Bond Index Fund	188,692,115	32,723,393	25,627,433	3,357,440	(2,996,432)	(40,746,353)	152,045,290
Fidelity Series Opportunistic Insights Fund	53,214,540	22,216,966	11,741,606	2,476,025	(1,464,856)	(10,501,003)	51,724,041
Fidelity Series Overseas Fund	138,329,304	17,634,961	28,637,546	1,955,736	(2,904,617)	(16,227,965)	108,194,137
Fidelity Series Real Estate Income Fund	17,530,411	998,836	10,115,951	979,284	68,269	(2,448,190)	6,033,375
Fidelity Series Short-Term Credit Fund	84,944,631	3,124,992	31,443,977	828,420	(950,933)	(466,887)	55,207,826
Fidelity Series Small Cap Discovery Fund	11,457,958	2,268,862	2,676,346	1,702,193	106,324	(2,987,983)	8,168,815
Fidelity Series Small Cap Opportunities Fund	37,592,192	3,263,847	9,048,068	1,470,667	(279,758)	(4,744,443)	26,783,770
Fidelity Series Stock Selector Large Cap Value Fund	77,806,062	8,946,670	19,667,692	4,169,980	2,763,857	(11,246,465)	58,602,432
Fidelity Series Value Discovery Fund	59,188,328	7,163,455	13,547,677	2,497,754	3,408,096	(7,722,194)	48,490,008
	4,813,244,316	729,384,489	1,132,549,963	174,046,516	(40,401,840)	(528,256,482)	3,841,420,520

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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